INVENTORIES	12 Months Ended
Dec. 31, 2021
Disclosure Of Inventories [Abstract]
INVENTORIES
12	INVENTORIES

	2021	2020
	US$’000	US$’000

Bunkers and other consumables at cost	13,909	8,700
	-	-
Ships reclassified from ships, property, plant and equipment as inventories (Note 13) (a)	48,935	42,353
Sale of ships in discontinued operation, recognised as inventories (a)	(48,935)	(42,353)
	13,909	8,700

(a)
Ships reclassified from ships, property, plant and equipment as inventories is reconciled as follows:

	2021	2020
	US$’000	US$’000

Cost	70,204	109,501
Accumulated depreciation	(8,982)	(45,026)
Impairment	(12,287)	(22,122)
Carrying amount	48,935	42,353

On 11 March 2021, the Group entered into memoranda of agreement with third parties for the sale of three ships at purchase consideration of US$21,400,000, US$21,400,000 and US$6,800,000 respectively. The ships were delivered to third parties on 12 April 2021, 14 April 2021 and 20 April 2021.

On 29 January 2020, 8 April 2020, 4 May 2020 and 16 July 2020, the Group entered into memoranda of agreement with third parties for the sale of a ship at purchase consideration of US$9,150,000, US$14,100,000, US$15,300,000 and US$5,090,000 respectively. The ships were delivered to third parties on 28 February 2020, 4 June 2020, 25 June 2020 and 2 September 2020.